Note 6 - Derivative Instruments - Amount of Gain (Loss) Recognized in Income (Details) - Interest Rate Swap [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest rate swaps - investment securities	$ 286	$ 0
Fair Value Hedging [Member]
Interest rate swaps - investment securities	$ (286)	$ 0